Accrued liabilities	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued liabilities	Accrued liabilities

(EUR thousand)	As of March 31
Accrued liabilities	2021	2020	2019
Salaries and related items	17,853	22,582	19,341
Interest on external loans	1,815	—	124
Auditors, lawyers and consultants	7,287	5,508	3,702
Advertising and promotion	229	656	864
Rent	1,011	596	1,377
IT	514	1,113	1,465
Other accrued liabilities	8,357	11,245	13,069
Restructuring costs related to employees	—	133	28
Total	37,066	41,833	39,970
Other accrued liabilities include primarily an accrual for the tax matter in France for EUR 6.5 million. On April 13, 2021 Global Blue received the corresponding collection notice from the French tax authorities for this matter and has paid the amount on April 15, 2021.